Summary of principal accounting policies - Warranty liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of principal accounting policies
Product warranty accrual, current and noncurrent	¥ 15,089	¥ 8,999
Warranty - beginning of year	8,999	0
Provision for warranty	27,612	24,422
Warranty costs incurred	(21,522)	(15,423)
Warranty - end of year	¥ 15,089	¥ 8,999